SUBSEQUENT EVENTS (DETAILS)	Sep. 30, 2013
SUBSEQUENT EVENTS AS FOLLOWS:
Entered into a joint development agreement consisting of approximately acres	17,000
Torchlight will pay in percent	100.00%
Ring's total costs related to the Kansas leases has been met approximately in million	6.2